[GRAPHIC OMITTED]
                              MORGAN KEEGAN
                                        MOR
                                    ACCOUNT

                              SEMI-ANNUAL
                              REPORT FOR
                              THE PRINCIPAL CLASS

                                  MONEY MARKET PORTFOLIO

                                                               FEBRUARY 29, 2000

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     Money market activity was dominated by three key issues in the six-month period ended February 2000; the economy, Federal Reserve policy and Y2K issues. The U.S. economy, fueled by extraordinary consumer demand, broke a record for peacetime expansion, as gross domestic product (GDP) surged 5.8% in the fourth quarter and recorded an annual growth rate in excess of 4% for the third year in a row. In the eyes of the Federal Reserve, however, the exuberance of the economy was a clear sign of trouble ahead. With GDP running well above their non-inflationary threshold, higher wages and prices were the expected consequence. The Fed's response was to tighten monetary policy three times during the last six months, raising the federal funds rate by 75 basis points to 6.00% by mid-March. Further increases are expected at the Fed's May and June meetings. The final factor was the concern surrounding Y2K, the perceived date change threat to global computer networks. During the third and fourth quarters, the money market portfolios focused on maintaining additional liquidity through year-end to accommodate any unanticipated withdrawals as a result of Y2K. With the transition to year 2000 now passed, we can report that neither the portfolios nor any of our portfolio management systems experienced any problems. Y2K was, in short, a non-event.

     Short-term interest rates rose in the second half of 1999 and early 2000 as the Fed tightened monetary policy to thwart inflationary pressures. The current federal funds rate of 6.00% represents an increase of 1.25% since last June. The increase in rates also led to a steeper yield curve, as the anticipation of further Fed moves escalated. At the same time, an interesting anomaly occurred in January 2000 maturities during the third and fourth quarters. The concern over Y2K problems and the related build up in market wide liquidity in December precipitated a dramatic yield pick up in January 2000 maturities. Spreads widened to over 100 basis points as issuers tried to entice investors into the year 2000. This yield disparity provided a significant opportunity for the money market portfolios to add incremental yield, even as most assets were invested shorter than December 31. In January and February, most of the investments were targeted to the April-May period, as the three-month sector offered the best returns. Average weighted maturities ranged between 35-45 days.

                  BlackRock Institutional Management Corporation
                  (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)
                                                          PAR
                                                         (000)         VALUE
                                                      ----------  --------------
CERTIFICATES OF DEPOSIT--6.5%
DOMESTIC CERTIFICATES OF DEPOSIT--2.4%
First National Bank of Chicago
   6.060% 08/14/00 ............................         $15,000   $   14,996,617
Key Bank N.A.
   5.705% 07/12/00 ............................          10,000        9,999,476
Wilmington Trust Co.
   6.050% 04/14/00 ............................          25,000       25,000,000
   6.000% 05/18/00 ............................          12,100       12,100,000
                                                                  --------------
                                                                      62,096,093
                                                                  --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.1%
Canadian Imperial Bank of Commerce
   5.180% 03/15/00 ............................          29,700       29,699,985
   5.180% 03/16/00 ............................          25,000       24,999,703
National Westminster Bank
   5.280% 04/03/00 ............................          25,000       24,999,516
Svenska Handelsbanken, Inc.
   5.178% 03/16/00 ............................          25,000       24,999,530
                                                                  --------------
                                                                     104,698,734
                                                                  --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $166,794,827) ....................                      166,794,827
                                                                  --------------
COMMERCIAL PAPER--58.5%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC--0.4%
Textron Financial, 3-A-3
   5.920% 05/02/00 ............................          10,000        9,898,044
                                                                  --------------
ASSET BACKED SECURITIES--10.4%
Emerald Certificates Program
   (MBNA 99-K), 4-2
   5.840% 03/16/00 ............................          11,000       10,973,233
   5.920% 04/07/00 ............................          34,000       33,793,129
Enterprise Funding Corp., 4-2
   5.900% 03/16/00 ............................           5,547        5,533,364
Fairway Finance Ltd., 4-2
   5.900% 04/17/00 ............................          10,000        9,922,972
Grand Funding Corp., 4-2
   5.780% 03/01/00 ............................           9,500        9,500,000
   5.780% 03/06/00 ............................          25,000       24,979,931
   5.870% 04/24/00 ............................          28,700       28,447,296
Moriarty LLC, 4-2
   5.870% 04/06/00 ............................          50,000       49,706,500
   5.870% 04/10/00 ............................          40,000       39,739,111
   5.900% 04/25/00 ............................          35,000       34,684,514



                                                          PAR
                                                         (000)         VALUE
                                                      ----------  --------------
ASSET BACKED SECURITIES--(CONTINUED)
Special Purpose Accounts
   Receivable Cooperative Corp., 4-2
   5.970% 05/15/00 ............................         $17,000   $   16,788,562
                                                                  --------------
                                                                     264,068,612
                                                                  --------------
BANKS--5.6%
AB Spintab, 3-A-3
   5.870% 04/20/00 ............................          17,500       17,357,326
ING Bank (Internationale Nederlanden
   Bank NV), 3-A-3
   5.880% 03/06/00 ............................          25,000       24,979,583
Swedbank, 3-A-3
   5.850% 04/11/00 ............................         100,000       99,333,750
                                                                  --------------
                                                                     141,670,659
                                                                  --------------
COMMUNICATION EQUIPMENT NEC--1.0%
Alcatel Alsthom Inc., 3-A-3
   5.430% 03/13/00 ............................          25,000       24,954,750
                                                                  --------------
HOSPITAL & MEDICAL SERVICE PLANS--0.5%
United Healthcare Corp., 4-2
   5.900% 04/03/00 ............................          13,000       12,929,692
                                                                  --------------
LIFE INSURANCE--5.5%
Aetna Services Inc., 3-A-3
   5.850% 03/24/00 ............................          11,000       10,958,887
   5.870% 03/27/00 ............................          20,000       19,915,211
   5.900% 04/03/00 ............................          40,000       39,783,667
   5.900% 04/11/00 ............................          24,700       24,534,030
Aon Corp., 3-A-3
   5.830% 03/06/00 ............................           9,496        9,488,311
   5.840% 03/14/00 ............................          35,000       34,926,189
                                                                  --------------
                                                                     139,606,295
                                                                  --------------
MISC INDUSTRIAL & COMMERCIAL MACHINERY--1.2%
Invensys, 4-2
   5.920% 05/04/00 ............................          30,000       29,684,267
                                                                  --------------
MOTOR VEHICLE PARTS & ACCESSORIES--1.1%
Eaton Corp., 4-2
   5.950% 05/09/00 ............................          29,000       28,669,279
                                                                  --------------


                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------  --------------
NATURAL GAS TRANS. & DISTR.--1.4%
Consolidated Natural Gas Co., 3-A-3
   5.850% 03/20/00 ...........................          $18,296   $   18,239,511
Duke Capital Corp., 4-2
   5.870% 04/13/00 ...........................           17,000       16,880,806
                                                                  --------------
                                                                      35,120,317
                                                                  --------------
PETROLEUM REFINING--4.4%
Repsol International Finance BV, 3-A-3
   5.870% 03/14/00 ...........................           13,000       12,972,444
   5.920% 04/17/00 ...........................           17,500       17,364,744
   5.940% 04/18/00 ...........................           13,500       13,393,080
   6.000% 05/09/00 ...........................            9,000        8,896,500
   6.000% 05/11/00 ...........................           25,000       24,704,167
   6.000% 05/16/00 ...........................           10,000        9,873,333
   6.000% 05/17/00 ...........................           25,000       24,679,167
                                                                  --------------
                                                                     111,883,435
                                                                  --------------
SECURITY BROKERS & DEALERS--3.1%
Morgan Stanley Dean Witter, 3-A-3
   5.850% 04/12/00 ...........................           80,000       79,454,000
                                                                  --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--17.0%
Associates First Capital BV, 3-A-3
   5.900% 05/03/00 ...........................           39,500       39,092,162
   5.910% 05/08/00 ...........................           15,000       14,832,550
   5.930% 05/25/00 ...........................           25,000       24,649,965
   5.940% 06/01/00 ...........................           25,000       24,620,500
Finova Capital Corp., 3-A-3
   5.800% 03/01/00 ...........................           19,400       19,400,000
   5.800% 03/03/00 ...........................           14,800       14,795,231
   5.900% 04/03/00 ...........................           20,000       19,891,833
   6.000% 05/30/00 ...........................           30,000       29,550,000
General Electric Capital Corp., 3-A-3
   5.890% 04/21/00 ...........................           20,000       19,833,117
Heller Financial, Inc., 3-A-3
   5.800% 03/21/00 ...........................           20,000       19,935,556
   5.900% 04/13/00 ...........................           35,000       34,753,347
   5.920% 04/19/00 ...........................           35,000       34,717,978
   5.920% 04/20/00 ...........................           30,000       29,753,333
Sears Roebuck Acceptance Corp., 3-A-3
   5.900% 04/13/00 ...........................           15,000       14,894,292
   5.900% 04/17/00 ...........................           45,000       44,653,375
   6.000% 05/11/00 ...........................           50,000       49,408,333
                                                                  --------------
                                                                     434,781,572
                                                                  --------------



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
TELEPHONE COMMUNICATIONS--7.0%
British Telecommunication, 3-A-3
   5.890% 05/04/00 ...........................          $50,000   $   49,476,444
MCI Worldcom 4-2
   5.920% 04/17/00 ...........................           25,000       24,806,778
   5.920% 04/18/00 ...........................           50,000       49,605,333
   5.920% 04/19/00 ...........................           43,000       42,653,516
   5.920% 04/20/00 ...........................           12,000       11,901,333
                                                                  --------------
                                                                     178,443,404
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,491,164,326) .................                     1,491,164,326
                                                                  --------------
MUNICIPAL BONDS--2.8%
FLORIDA--0.1%
Coral Springs, VRDN IDR (Alliance
   Corp.) (Suntrust Bank, Central FL)
   Series 1995+
   5.900% 03/01/00 ...........................            2,300        2,300,000
                                                                  --------------
GEORGIA--0.4%
De Kalb County , Development
   Authority VRDN Series 1995 B
   (Emory University Project)+
   5.800% 03/07/00 ...........................            9,280        9,280,000
                                                                  --------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   VRDN (The Streeterville Corp.
   Project) Series 1993-B (First
   National Bank of Chicago)+
   5.950% 03/01/00 ...........................            4,400        4,400,000
                                                                  --------------
INDIANA--0.1%
Bremen, IDR Bond VRDN
   Series 1996 B (Society National
   Bank, Cleveland)+
   6.140% 03/02/00 ...........................            2,075        2,075,000
                                                                  --------------
KENTUCKY--0.2%
Boone County, Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale)+
   5.950% 03/01/00 ...........................            4,200        4,200,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
MISSISSIPPI--1.0%
Mississippi Business Finance Corp.
   IDR Bond VRDN Dana Lighting Inc.
   (Suntrust Bank, Central FL)
   Series 1995+
   5.900% 03/07/00 ............................         $ 5,600   $    5,600,000
Mississippi Business Finance Corp.
   IDR Bond VRDN (Bryan Foods, Inc.
   Project) (Sara Lee Corp.)
   Series 1994+
   5.950% 03/01/00 ............................          14,000       14,000,000
Mississippi Business Finance Corp.
   IDR Bond VRDN (Choctaw Foods
   Inc.Project) Series 1995 (Rabobank
   Nederland)+
   5.900% 03/07/00 ............................           5,100        5,100,000
                                                                  --------------
                                                                      24,700,000
                                                                  --------------
NORTH CAROLINA--0.3%
City of Asheville VRDN (Wachovia
   Bank)+
   5.850% 03/01/00 ............................           8,900        8,900,000
                                                                  --------------
TEXAS--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (NBD Bank)+
   5.950% 03/01/00 ............................          14,800       14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $70,655,000) .....................                       70,655,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--25.4%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC--1.2%
Textron Financial Corp.+
   6.098% 05/02/00 ............................          30,000       30,000,000
                                                                  --------------
BANKS--17.7%
AB Spintab Corp.+
   6.040% 04/25/00 ............................          25,000       24,987,975
Bayerische Hypo-Und Vereinsbank+
   5.799% 03/14/00 ............................          74,500       74,494,626
   5.795% 03/15/00 ............................          50,000       49,991,848




                                                          PAR
                                                         (000)         VALUE
                                                      ----------  --------------
BANKS--(CONTINUED)
Bayerische Landesbank Girozentrale+
   5.798% 03/28/00 ............................         $25,000   $   24,987,829
Key Bank N.A.+
   6.031% 03/14/00 ............................          35,000       34,994,069
   6.190% 05/25/00 ............................          50,000       50,000,000
SMM Trust 1999-A+
   6.150% 04/13/00 ............................          10,000       10,000,000
SMM Trust 1999-B+
   6.181% 03/15/00 ............................          80,000       80,000,000
SMM Trust 1999-E+
   6.021% 04/05/00 ............................          37,500       37,500,000
Westdeutsche Landesbank
   Girozentrale+
   5.799% 03/27/00 ............................          15,000       14,992,719
Westpac Banking Corp.+
   5.959% 03/06/00 ............................          50,000       49,983,651
                                                                  --------------
                                                                     451,932,717
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--6.5%
American Honda Finance Corp.+
   6.020% 04/18/00 ............................          24,800       24,797,858
   6.080% 05/04/00 ............................          10,000        9,997,835
   6.068% 05/08/00 ............................          30,000       29,992,223
   6.060% 05/24/00 ............................          44,600       44,598,013
General Motors Acceptance Corp.+
   5.995% 04/20/00 ............................          24,500       24,494,380
Main Place Real Estate Investment+
   6.210% 04/25/00 ............................          32,000       32,014,311
                                                                  --------------
                                                                     165,894,620
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $647,827,337) ....................                      647,827,337
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------

MEDIUM TERM NOTES--2.9%
PERSONAL CREDIT INSTITUTIONS--0.0%
General Motors Acceptance Corp.
   6.650% 05/24/00 ............................         $   200   $      200,195
                                                                  --------------
SECURITY BROKERS & DEALERS--2.9%
Goldman Sachs Group, Inc.
   5.990% 04/17/00 ............................          25,000       25,000,000
   6.090% 05/08/00 ............................          25,000       25,000,000
   6.100% 05/10/00 ............................          25,000       25,000,000
                                                                  --------------
                                                                      75,000,000
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $75,200,195) .....................                       75,200,195
                                                                  --------------
TIME DEPOSITS--3.5%
Norwest Bank Minnesota NA
   5.875% 03/01/00 ............................          89,600       89,600,000
                                                                  --------------
     TOTAL TIME DEPOSITS ......................
       (Cost $89,600,000)                                             89,600,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $2,541,241,685*) .....................                    2,541,241,685
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% .......................                        9,249,508
                                                                  --------------
NET ASSETS (Applicable to 442,170,092
   Bedford shares, 237,516 Cash Preservation
   shares,  1,231,157,266 Janney  Montgomery
   Scott shares,  245,338,916  Sansom Street
   shares, 402,058,124 Select shares,
   229,585,110 Principal shares,
   and 800 other shares)--100% ................                   $2,550,491,193
                                                                  ==============
NET ASSET VALUE, Offering and
   redemption price per share
   ($2,550,491,193 / 2,550,547,824) ...........                            $1.00
                                                                           =====


*    Also cost for Federal income tax purposes.

+ Variable Rate Obigations -- The interest rate shown is the rate as of February 29, 2000 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

INVESTMENT ABBREVIATIONS

BV ...................................................... Besloten Vennootschap
IDR ............................................ Industrial Development Revenue
NA ....................................................... National Association
NEC .................................................. Not Elsewhere Classified
TARN ............................................. Taxable Adjustable Rate Note
VRDN ................................................ Variable Rate Demand Note
NV ....................................................... Naambze Vennootschap

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

                                                                MONEY MARKET
                                                                  PORTFOLIO
                                                                ------------
Investment Income
   Interest ..............................................      $83,785,587
                                                                -----------
Expenses
   Distribution fees .....................................        5,228,683
   Investment Advisory fees ..............................        5,310,677
   Administration fees ...................................               --
   Transfer Agent fees ...................................          225,049
   Service organization fees .............................          284,235
   Printing fees .........................................          273,934
   Custodian fees ........................................          214,102
   Legal fees ............................................           73,444
   Registration fees .....................................           45,000
   Audit fees ............................................           80,076
   Director's fees .......................................           65,456
   Insurance expense .....................................           10,988
   Miscellaneous .........................................               --
                                                                -----------
                                                                 11,811,644

   Less fees waived ......................................         (707,606)
   Less expense reimbursement by advisor .................         (157,665)
                                                                 -----------
        Total expenses ...................................       10,946,373
                                                                -----------
Net Investment Income ....................................       72,839,214
                                                                -----------
Net realized gain/(loss) on investments ..................             (602)
                                                                -----------
Net increase in net assets resulting from operations .....      $72,838,612
                                                                ===========

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                          FOR THE       FOR THE PERIOD
                                     SIX MONTHS ENDED   JUNE 1, 1999 to
                                    FEBRUARY 29, 2000  AUGUST 31, 1999(a)
                                    -----------------  ------------------
                                       (UNAUDITED)
Increase (decrease) in assets:
Operations:
  Net investment income .........     $  72,839,214      $  115,658,458
  Net realized gain (loss) on
    investments .................              (602)             72,320
                                      -------------      --------------
  Net increase in net assets
    resulting from operations ...        72,838,612         115,730,778
                                      -------------      --------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ..............        (9,490,228)        (28,089,918)
    Cash Preservation shares ....            (3,610)             (7,069)
    Janney Montgomery Scott
      shares ....................       (26,738,928)        (43,156,041)
    Principal shares ............        (5,268,052)         (2,455,484)
    Sansom Street shares ........       (22,195,668)        (36,008,586)
    Select shares ...............        (9,142,728)         (5,941,360)
                                      -------------      --------------
                                        (72,839,214)       (115,658,458)
Dividends to shareholders  from
  Net Realized  Short-Term  Gains
  in excess of Net Investment
  Income:
    Bedford shares ..............                --              (2,671)
    Cash Preservation shares ....                --                  (1)
    Janney Montgomery Scott
      shares ....................                --              (2,921)
    Sansom Street shares ........                --              (2,010)
    Select shares ...............                --                (102)
                                      -------------      --------------
                                                 --              (7,705)
      Total Dividends to
        shareholders ............       (72,839,214)       (115,666,163)
                                      -------------      --------------
Net capital share
  transactions (Note 3) .........      (188,628,536)        423,497,416
                                      -------------      --------------
Total increase/(decrease) in
  net assets ....................      (188,629,138)        423,562,031
Net Assets:
  Beginning of period ...........     2,739,120,331       2,315,558,300
                                      -------------      --------------
  End of period .................    $2,550,491,193      $2,739,120,331
                                     ==============      ==============

(a)On June 1, 1999, the Principal Class of shares of the Money Market Fund began operations.

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  MONEY MARKET PORTFOLIO
                                                       -------------------------------------------
                                                            FOR THE
                                                          SIX MONTHS                FOR THE
                                                             ENDED            PERIOD JUNE 1, 1999
                                                       FEBRUARY 29, 2000     TO AUGUST 31, 1999(c)
                                                       -----------------     ---------------------
                                                          (UNAUDITED)

Net asset value, beginning of period .................      $   1.00                $   1.00
                                                            --------                --------
Income from investment operations:

Net investment income ................................        0.0246                  0.0110
                                                            --------                --------
     Total from investment operations ................        0.0246                  0.0110
                                                            --------                --------
Less distributions
   Dividends (from net investment income) ............       (0.0246)                (0.0110)
                                                            --------                --------
     Total distributions .............................       (0.0246)                (0.0110)
                                                            --------                --------
Net asset value, end of period .......................      $   1.00                $   1.00
                                                            ========                ========
Total Return .........................................       2.46%(e)                1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) ...................      $229,581                $218,530
   Ratios of expenses to average net assets ..........     .77%(a)(d)              .77%(a)(d)
   Ratios of net investment income to
     average net assets ..............................       4.95%(d)                4.36%(d)

(a)Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .81% for the six months ended February 29, 2000, and .85% for the year ended August 31, 1999.

(b)Financial highlights relate solely to the Principal Family of shares within the portfolio.

(c)On  June  1,  1999  the  Money  Market  Portfolio's   Principal  Class  began
   operations.

(d)Annualized.

(e)Non-Annualized.

                 See Accompanying Notes to Financial Statements.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.03 billion shares are currently classified into ninety-nine classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", ten of which have begun investment operations: the Principal Family, the Select Family, the Janney Montgomery Scott Family, the Bedford Family, the Cash Preservation Family, the Sansom Street Family, the n/i Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Principal Family represents interests in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

               C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment advisor for the portfolio described herein, and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, whereas PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                PORTFOLIO                          ANNUAL RATE
     ------------------------      --------------------------------------------
     Money Market Portfolio        .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2000, advisory fees and waivers for the investment portfolio were as follows:

                                 GROSS                            NET
                               ADVISORY                        ADVISORY
                                  FEE           WAIVER            FEE
                              ----------      ----------      ----------
     Money Market Portfolio   $5,310,677      $(707,606)      $4,603,071

     The investment advisor has agreed to reimburse the portfolio for the amount, if any, by which the net operating expenses exceed the expense cap. For the six months ended February 29, 2000 the reimbursed expenses were $157,665 for the Money Market Portfolio.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC Trust Co. serves as custodian for the portfolio. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 29, 2000, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                          GROSS                          NET
                                     TRANSFER AGENCY                  TRANSFER
                                           FEE          WAIVER       AGENCY FEE
                                     ---------------  ------------  ------------
Money Market Portfolio
     Bedford Class                      $     --        $    --         $     --
     Cash Preservation Class                  --             --               --
     Janney Montgomery Scott Class       213,047             --          213,047
     Principal Class                       3,900             --            3,900
     Sansom Street Class                   6,702             --            6,702
     Select                                1,400             --            1,400
                                        --------        -------         --------
        Total Money Market Portfolio    $225,049        $    --         $225,049
                                        ========        =======         ========

    The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation, Principal, and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 29, 2000, distribution fees for each class were as follows:

                                                    DISTRIBUTION
                                                         FEE
                                                    ------------
    Money Market Portfolio
        Bedford Class                                 $1,195,289
        Cash Preservation Class                              301
        Janney Montgomery Scott Class                  3,394,889
        Principal Class                                  425,466
        Sansom Street Class                              212,738
                                                     -----------
            Total Money Market Portfolio              $5,228,683
                                                     ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 29, 2000, service organization fees were $284,235 for the Money Market Portfolio.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for the year were as follows:

                                   MONEY MARKET PORTFOLIO
                            ----------------------------------
                                  FOR THE         FOR THE
                             SIX MONTHS ENDED    YEAR ENDED
                            FEBRUARY 29, 2000  AUGUST 31, 1999
                            -----------------  ---------------
                                   VALUE            VALUE
                            -----------------  ----------------
                                (UNAUDITED)
Shares sold:
   Bedford Class              $   434,830,491  $  1,676,808,408
   Cash Preservation Class            168,234           114,454
   Janney Montgomery
     Scott Class                2,959,249,169     4,931,373,936
   Principal Class                300,341,761       318,334,115
   Sansom Street Class          1,562,831,873     2,907,994,377
   Select Class                 1,740,715,743     1,439,090,920
                              ---------------  ----------------
    Total Shares Purchased      6,998,137,271    11,273,716,210

Shares issued in
  reinvestment of dividends:
   Bedford Class                    9,382,916        28,217,868
   Cash Preservation Class              3,501             7,224
   Janney Montgomery
     Scott Class                   26,565,909        43,272,113
   Principal Class                  5,254,007         2,206,341
   Sansom Street Class             13,465,885        26,800,967
   Select Class                            --           347,980
                              ---------------  ----------------
    Total Shares Reinvested        54,672,218       100,852,493

Shares repurchased:
   Bedford Class                 (362,189,722)   (2,107,674,545)
   Cash Preservation Class            (65,144)         (217,053)
   Janney Montgomery
     Scott Class               (2,843,076,015)   (4,790,786,046)
   Principal Class               (294,544,481)     (102,006,633)
   Sansom Street Class         (2,172,852,992)   (2,741,000,161)
   Select Class                (1,568,709,671)   (1,209,386,849)
                              ---------------  ----------------
    Total Shares Repurchased   (7,241,438,025)  (10,951,071,287)
                              ---------------  ----------------
Net increase (decrease)       $  (188,628,536) $    423,497,416
                              ===============  ================
Principal Shares authorized       700,000,000       700,000,000
                              ===============  ================

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 4. NET ASSETS

     At February 29, 2000, net assets consisted of the following:

       Capital paid-in                                      $2,550,547,824

       Accumulated net realized gain (loss) on investments         (56,631)
                                                            --------------
                                                            $2,550,491,193
                                                            ==============

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS

      The Fund currently offers five other classes of shares representing interests in the Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott, Sansom Street, and Select. Each class is marketed to different types of investors. Financial Highlights of Cash Preservation Class is not presented in this report due to its immateriality. Such information is available in the annual report of the Cash Preservation Family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY (c)

                                                                     MONEY MARKET PORTFOLIO
                              ---------------------------------------------------------------------------------------------
                                   FOR THE              FOR THE           FOR THE            FOR THE           FOR THE
                                  SIX MONTHS             YEAR               YEAR               YEAR              YEAR
                                    ENDED                ENDED              ENDED              ENDED             ENDED
                              FEBRUARY 29,  2000   AUGUST  31,  1999   AUGUST 31, 1998    AUGUST 31, 1997   AUGUST 31, 1996
                              ------------------   -----------------   ---------------    ---------------   ---------------
                                  (UNAUDITED)
Net asset value,
  beginning of year or period .     $   1.00            $   1.00          $   1.00           $     1.00        $     1.00
                                    --------            --------          --------           ----------        ----------
Income from investment
  operations:
  Net investment income .......       0.0237              0.0425            0.0473               0.0462            0.0469
                                    --------            --------          --------           ----------        ----------
   Total from investment
     operations ...............       0.0237              0.0425            0.0473               0.0462            0.0469
                                    --------            --------          --------           ----------        ----------
Less distributions
  Dividends (from net
   investment income) .........      (0.0237)            (0.0425)          (0.0473)             (0.0462)          (0.0469)
                                    --------            --------          --------           ----------        ----------
   Total distributions ........      (0.0237)            (0.0425)          (0.0473)             (0.0462)          (0.0469)
                                    --------            --------          --------           ----------        ----------
Net asset value, end of year
  or period ...................     $   1.00            $   1.00          $   1.00           $     1.00        $     1.00
                                    ========            ========          ========           ==========        ==========
  Total Return ................      2.37%(d)              4.34%             4.84%                4.72%             4.79%

Ratios/Supplemental Data
  Net assets, end of
   period (000) ...............     $442,146            $360,123          $762,739           $1,392,911        $1,109,334
  Ratios of expenses to average
   net assets .................    .97%(a)(b)             .97%(a)           .97%(a)              .97%(a)           .97%(a)
  Ratios of net investment
   income to average
   net assets .................      4.76%(b)              4.25%             4.73%                4.62%             4.69%

(a)Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.02% for the six months ended February 29, 2000, 1.08%, 1.10%, 1.12% and 1.14% for the years ended August 31, 1999, 1998, 1997 and 1996, respectively.

(b)Annualized.

(c)Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

(d)Non-Annualized.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS (c)

                                                                     MONEY MARKET PORTFOLIO
                              ---------------------------------------------------------------------------------------------
                                   FOR THE              FOR THE           FOR THE            FOR THE           FOR THE
                                  SIX MONTHS             YEAR               YEAR               YEAR              YEAR
                                    ENDED                ENDED              ENDED              ENDED             ENDED
                              FEBRUARY 29, 2000    AUGUST 31, 1999     AUGUST 31, 1998    AUGUST 31, 1997   AUGUST 31, 1996
                              -----------------    ---------------     ---------------    ---------------   ---------------
                                  (UNAUDITED)
Net asset value, beginning
  of year or period ..........    $     1.00          $     1.00          $   1.00             $   1.00          $   1.00
                                  ----------          ----------          --------             --------          --------
Income from investment
  operations:

  Net investment income ......        0.0235              0.0422            0.0469               0.0459            0.0465
                                  ----------          ----------          --------             --------          --------
   Total from investment
     operations ..............        0.0235              0.0422            0.0469               0.0459            0.0465
                                  ----------          ----------          --------             --------          --------
Less distributions

  Dividends (from net
    investment income) .......       (0.0235)            (0.0422)          (0.0469)             (0.0459)          (0.0465)
                                  ----------          ----------          --------             --------          --------
   Total distributions .......       (0.0235)            (0.0422)          (0.0469)             (0.0459)          (0.0465)
                                  ----------          ----------          --------             --------          --------
  Net asset value, end of
    year or period ...........    $     1.00          $     1.00          $   1.00             $   1.00          $   1.00
                                  ==========          ==========          ========             ========          ========
  Total Return ...............       2.35%(d)              4.30%             4.81%                4.69%             4.76%
  Ratios /Supplemental Data
  Net assets, end of year or
    period (000) .............    $1,231,144          $1,088,405          $904,526             $736,855          $561,865
  Ratios of expenses to average
    net assets ...............    1.00%(a)(b)            1.00%(a)          1.00%(a)             1.00%(a)          1.00%(a)

  Ratios of net investment
    income to average
    net assets ...............        4.73(b)              4.22%             4.69%                4.59%             4.65%

(a)Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.05% for the six months ended February 29, 2000, 1.19%, 1.21%, 1.22% and 1.23% for the years ended August 31, 1999, 1998, 1997 and 1996, respectively.

(b)Annualized.

(c)Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within the portfolio.

(d)Non-Annualized.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY (c)

                                                                              MONEY MARKET PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                                  FOR THE          FOR THE           FOR THE          FOR THE          FOR THE
                                                SIX MONTHS          YEAR              YEAR              YEAR             YEAR
                                                   ENDED           ENDED              ENDED            ENDED             ENDED
                                            FEBRUARY 29, 2000  AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996
                                            -----------------  ---------------   ---------------   ---------------   ---------------
                                                (UNAUDITED)
Net asset value,
  beginning of year or period ..............      $   1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                                  --------         --------          --------          --------          --------
Income from investment operations:
   Net investment income ...................        0.0259           0.0473            0.0520            0.0510            0.0518
                                                  --------         --------          --------          --------          --------
     Total from investment operations ......        0.0259           0.0473            0.0520            0.0510            0.0518
                                                  --------         --------          --------          --------          --------
Less distributions
   Dividends (from net investment income) ..       (0.0259)         (0.0473)          (0.0520)          (0.0510)          (0.0518)
                                                  --------         --------          --------          --------          --------
     Total distributions ...................       (0.0259)         (0.0473)          (0.0520)          (0.0510)          (0.0518)
                                                  --------         --------          --------          --------          --------
Net asset value, end of year or period .....      $   1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                                  ========         ========          ========          ========          ========
Total Return ...............................       2.59%(d)           4.83%             5.34%             5.22%             5.30%
Ratios/Supplemental Data
   Net assets, end of period .............        $245,332         $841,887          $684,066          $570,018          $524,359
   Ratios of expenses to average net assets      .49%(a)(b)          .49%(a)           .49%(a)           .49%(a)           .48%(a)
   Ratios of net investment income to
     average net assets ....................       5.22%(b)           4.73%             5.20%             5.10%             5.18%

(a) Without the waiver of advisory, adminition and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .55% for the six months ended February 29, 2000, .62%, .62%, .64% and .65% for the years ended August 31, 1999, 1998, 1997 and 1996, respectively.

(b)  Annualized.

(c) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(d)  Non-Annualized.

                              THE PRINCIPAL FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SELECT FAMILY (b)

                                                MONEY MARKET PORTFOLIO
                                         ----------------------------------------
                                                FOR THE        FOR THE PERIOD
                                          SIX MONTHS ENDED    DECEMBER 15, 1998
                                         FEBRUARY 29, 2000  TO AUGUST 31, 1999(c)
                                         -----------------  ---------------------
                                            (Unaudited)
Net asset value, beginning of
   period (12/15/98).......................    $  1.00            $  1.00
                                               -------            -------
Income from investment operations:
   Net investment income ..................     0.0272             0.0345
                                               -------            -------
     Total from investment operations .....     0.0272             0.0345
                                               -------            -------
Less distributions
   Dividends (from net investment income)..    (0.0272)           (0.0345)
                                               -------            -------
     Total distributions ..................    (0.0272)           (0.0345)
                                               -------            -------
Net asset value, end of period ............    $  1.00            $  1.00
                                               =======            =======
Total Return ..............................    2.72%(e)           3.50%(e)

Ratios/Supplemental Data
   Net assets, end of period ..............   $402,050           $230,044
   Ratios of expenses to
      average net assets ..................  .27%(a)(d)         .27%(a)(d)
   Ratios of net investment income to
     average net assets ...................    5.47%(d)           4.82%(d)

(a) Without the waiver of advisory and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .40% for the six months ended February 29, 2000, and .41% for the period ended August 31, 1999.

(b)  Financial Highlights relate solely to the Select Class of shares.

(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.

(d)  Annualized.

(e)  Non-Annualized.

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